CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 62,895	$ 56,152	$ 46,435
Securities available for sale
Unrealized gain (loss) arising during period	(10,644)	15,611	10,235
Change in unrealized gains and losses for which a portion of other than temporary impairment has been recognized in earnings	0	(49)	(65)
Reclassification adjustments for gains included in earnings	(1,411)	(267)	(140)
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale	(12,055)	15,295	10,030
Income tax expense (benefit)	(2,532)	3,212	2,106
Unrealized gains (losses) recognized in other comprehensive income (loss) on securities available for sale, net of tax	(9,523)	12,083	7,924
Derivative instruments
Unrealized losses arising during period	0	(354)	(1,603)
Reclassification adjustment for (income) expense recognized in earnings	0	2,539	(425)
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments	0	2,185	(2,028)
Income tax expense (benefit)	0	458	(426)
Unrealized gains (losses) recognized in other comprehensive income (loss) on derivative instruments, net of tax	0	1,727	(1,602)
Other comprehensive income (loss)	(9,523)	13,810	6,322
Comprehensive income	$ 53,372	$ 69,962	$ 52,757